Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheets [Abstract]
Common units issued	34,603,100	34,603,100
Common units outstanding	34,603,100	34,603,100